Geographic Information (Schedule Of Revenues And Long-Lived Assets From External Customers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 27,762	$ 31,925	$ 32,248
Long-lived assets	2,321	2,401
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,424	11,712	12,726
Long-lived assets	1,264	1,177
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,326	9,191	10,321
Long-lived assets	155	377
Europe (other than Germany) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,460	4,635	4,086
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,436	3,600	2,717
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,958	1,985	1,602
Long-lived assets	825	661
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	158	802	$ 796
Long-lived assets	$ 77	$ 186